Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash	$ 0	$ 0	$ 0
Total Current Assets	0	0	0
Other assets:
Farmout Agreement	0	3,500	3,500
Total Other Assets	0	3,500	3,500
Total Assets	0	3,500	3,500
Current liabilities
Accounts payable	0	55,600	31,665
Intercompany payable	18,982	0	0
Accrued liabilities	5,000	0	0
Total Current Liabilities	23,982	55,600	31,665
Stockholders' (Deficit) Equity
Preferred stock, $0.001 par value; 25,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock, $0.001 par value; 50,000,000 shares authorized, 4,280,000 shares issued and outstanding at September 30, 2011, December 31, 2010 and December 31, 2009 respectively	4,280	4,280	4,280
Additional paid-in capital	98,710	8,710	7,210
Deficit accumulated during the development stage	(126,972)	(65,090)	(39,655)
Total Stockholders' (Deficit) Equity	(23,982)	(52,100)	(28,165)
Total liabilities and stockholders' (deficit) equity	$ 0	$ 3,500	$ 3,500